Trade and Other Payables and Other Current Liabilities	6 Months Ended
Jun. 30, 2022
Trade and Other Payables And Other Current Liabilities Abstract
TRADE AND OTHER PAYABLES AND OTHER CURRENT LIABILITIES
14.	TRADE AND OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Trade payables – third parties	$2,748,393	$675,227
Accrued salaries and bonus	835,060	262,396
Accrued customer claims, cash loss and shortage **	66,989	91,098
Trade and other payables	$3,650,442	$1,028,721

Output VAT	$90,392	$95,348
Accrued expenses	499,835	572,157
Payroll payable	380,669	936,080
Other payables	420,214	177,850
Deferred revenue	292,245	43,200
Other current liabilities	$1,683,355	$1,824,635

**	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $11,800 and $14,600 as at June 30, 2022 and 2021, respectively.